Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 5,661	$ 4,128	$ 4,196
Stock Based Compensation [Member]
General and administrative expenses	1,225	1,194	1,349
Professional Fees [Member]
General and administrative expenses	897	796	877
Salaries And Benefits [Member]
General and administrative expenses	1,617	828	856
Rent And Office Maintenance Fees [Member]
General and administrative expenses	530	430	482
Investor Relations And Business Development Expenses [Member]
General and administrative expenses	242	293	364
Insurance And Other Expenses [Member]
General and administrative expenses	$ 1,150	$ 587	$ 268